Transamerica Asset Allocation - Moderate Portfolio

SCHEDULE OF INVESTMENTS
At July 31, 2024
(unaudited)

	Shares	Value
INVESTMENT COMPANIES - 99.0%
International Alternative Fund - 0.0% (A)
Transamerica Global Allocation Liquidating Trust (B)(C)(D)(E)	3,627	$ 4,360
International Equity Funds - 15.6%
Transamerica Emerging Markets Opportunities (C)	1,286,484	10,227,546
Transamerica International Equity (C)	2,109,103	45,788,618
Transamerica International Focus (C)	2,899,921	24,475,333
Transamerica International Small Cap Value (C)	304,109	4,817,088
Transamerica International Stock (C)	4,116,804	51,583,560
		136,892,145
International Fixed Income Fund - 3.6%
Transamerica Emerging Markets Debt (C)	3,361,947	31,030,767
U.S. Equity Funds - 32.9%
Transamerica Capital Growth (B)(C)	1,647,444	13,113,651
Transamerica Large Cap Value (C)	8,352,306	121,275,475
Transamerica Mid Cap Growth (B)(C)	654,322	6,176,802
Transamerica Mid Cap Value Opportunities (C)	550,776	6,526,696
Transamerica Small Cap Growth (C)	660,827	4,678,657
Transamerica Small Cap Value (C)	676,083	4,293,125
Transamerica Sustainable Equity Income (C)	1,708,159	14,194,805
Transamerica US Growth (C)	3,748,677	118,833,065
		289,092,276
U.S. Fixed Income Funds - 45.7%
Transamerica Bond (C)	12,163,206	98,400,333
Transamerica Core Bond (C)	26,406,670	227,889,565
Transamerica Floating Rate (C)	979,142	8,851,448
Transamerica High Yield Bond (C)	1,114,507	9,060,938
Transamerica Inflation Opportunities (C)	3,070,056	29,994,451
	Shares	Value
INVESTMENT COMPANIES (continued)
U.S. Fixed Income Funds (continued)
Transamerica Long Credit (C)	2,832,098	$ 27,301,427
Transamerica Short-Term Bond (C)	916	8,973
		401,507,135
U.S. Mixed Allocation Fund - 1.2%
Transamerica Energy Infrastructure (C)	1,313,122	10,176,696
Total Investment Companies (Cost $747,100,688)		868,703,379
EXCHANGE-TRADED FUNDS - 0.3%
U.S. Equity Funds - 0.3%
Alerian MLP ETF	9,487	456,135
Energy Select Sector SPDR Fund	26,982	2,514,992
Total Exchange-Traded Funds (Cost $2,964,474)		2,971,127

	Principal	Value
REPURCHASE AGREEMENT - 0.5%
Fixed Income Clearing Corp., 2.50% (F), dated 07/31/2024, to be repurchased at $4,190,435 on 08/01/2024. Collateralized by a U.S. Government Obligation, 5.00%, due 09/30/2025, and with a value of $4,273,984.	$ 4,190,144	4,190,144
Total Repurchase Agreement (Cost $4,190,144)		4,190,144
Total Investments (Cost $754,255,306)		875,864,650
Net Other Assets (Liabilities) - 0.2%		2,115,925
Net Assets - 100.0%		$ 877,980,575
FUTURES CONTRACTS:

Long Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation	Unrealized Depreciation
10-Year U.S. Treasury Notes	224	09/19/2024	$24,424,021	$25,046,000	$621,979	$—
EURO STOXX 50® Index	35	09/20/2024	1,862,361	1,855,301	—	(7,060)
S&P 500® E-Mini Index	117	09/20/2024	32,341,674	32,514,300	172,626	—
TOPIX Index	22	09/12/2024	4,079,906	4,107,607	27,701	—
Total Futures Contracts					$822,306	$(7,060)
Transamerica Funds

Transamerica Asset Allocation - Moderate Portfolio

SCHEDULE OF INVESTMENTS (continued)
At July 31, 2024
(unaudited)
INVESTMENT VALUATION:

Valuation Inputs (G)
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Investment Companies	$868,699,019	$—	$—	$868,699,019
Exchange-Traded Funds	2,971,127	—	—	2,971,127
Repurchase Agreement	—	4,190,144	—	4,190,144
Total	$871,670,146	$4,190,144	$—	$875,860,290
Investment Companies Measured at Net Asset Value (D)				4,360
Total Investments				$875,864,650
Other Financial Instruments
Futures Contracts (H)	$822,306	$—	$—	$822,306
Total Other Financial Instruments	$822,306	$—	$—	$822,306
LIABILITIES
Other Financial Instruments
Futures Contracts (H)	$(7,060)	$—	$—	$(7,060)
Total Other Financial Instruments	$(7,060)	$—	$—	$(7,060)
FOOTNOTES TO SCHEDULE OF INVESTMENTS:
(A)	Percentage rounds to less than 0.1% or (0.1)%.
(B)	Non-income producing security.
(C)
Affiliated investment in the Class I2 shares of funds within Transamerica Funds, and a liquidating trust of a former Transamerica Fund. The Fund’s transactions and earnings from these underlying funds are as follows:

Affiliated Investments	Value October 31, 2023	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value July 31, 2024	Shares as of July 31, 2024	Dividend Income	Net Capital Gain Distributions
Transamerica Bond	$93,597,363	$5,611,321	$(7,200,000)	$(365,396)	$6,757,045	$98,400,333	12,163,206	$3,311,321	$—
Transamerica Capital Growth	3,393,099	9,000,000	(1,000,000)	(191,891)	1,912,443	13,113,651	1,647,444	—	—
Transamerica Core Bond	196,045,587	33,101,778	(14,200,000)	(281,072)	13,223,272	227,889,565	26,406,670	7,313,987	—
Transamerica Emerging Markets Debt	20,879,231	9,404,309	(1,258,432)	(18,732)	2,024,391	31,030,767	3,361,947	1,104,309	—
Transamerica Emerging Markets Opportunities	16,654,294	497,910	(8,700,000)	(1,522,309)	3,297,651	10,227,546	1,286,484	497,910	—
Transamerica Energy Infrastructure	8,631,140	581,167	(792,179)	(10,912)	1,767,480	10,176,696	1,313,122	581,167	—
Transamerica Floating Rate	—	8,848,500	—	—	2,948	8,851,448	979,142	348,500	—
Transamerica Global Allocation Liquidating Trust	4,509	—	—	—	(149)	4,360	3,627	—	—
Transamerica High Yield Bond	261,993	8,721,833	—	—	77,112	9,060,938	1,114,507	321,833	—
Transamerica Inflation Opportunities	36,207,801	1,083,944	(9,565,008)	(1,529,773)	3,797,487	29,994,451	3,070,056	583,944	—
Transamerica International Equity	63,623,098	2,239,645	(30,050,000)	4,814,656	5,161,219	45,788,618	2,109,103	2,239,645	—
Transamerica International Focus	13,716,450	9,195,521	(500,000)	27,776	2,035,586	24,475,333	2,899,921	504,004	691,516
Transamerica International Small Cap Value	8,066,537	278,994	(5,000,000)	1,203,598	267,959	4,817,088	304,109	278,994	—
Transamerica International Stock	23,793,074	22,391,288	(3,200,000)	526,172	8,073,026	51,583,560	4,116,804	841,288	—
Transamerica Large Cap Value	89,334,339	25,674,593	(14,700,000)	1,464,177	19,502,366	121,275,475	8,352,306	1,039,876	6,934,717
Transamerica Funds

Transamerica Asset Allocation - Moderate Portfolio

SCHEDULE OF INVESTMENTS (continued)
At July 31, 2024
(unaudited)
FOOTNOTES TO SCHEDULE OF INVESTMENTS (continued):
Affiliated Investments	Value October 31, 2023	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value July 31, 2024	Shares as of July 31, 2024	Dividend Income	Net Capital Gain Distributions
Transamerica Long Credit	$—	$27,454,174	$—	$(4)	$(152,743)	$27,301,427	2,832,098	$653,174	$—
Transamerica Mid Cap Growth	10,679,450	—	(7,000,000)	(77,406)	2,574,758	6,176,802	654,322	—	—
Transamerica Mid Cap Value Opportunities	8,288,125	442,250	(3,300,000)	29,371	1,066,950	6,526,696	550,776	94,294	347,956
Transamerica Short-Term Bond	44,300,108	403,096	(45,624,116)	1,309,128	(379,243)	8,973	916	403,097	—
Transamerica Small Cap Growth	4,532,770	228,103	(1,000,000)	(311,196)	1,228,980	4,678,657	660,827	—	228,103
Transamerica Small Cap Value	3,873,659	136,512	(1,000,000)	(150,883)	1,433,837	4,293,125	676,083	136,512	—
Transamerica Sustainable Equity Income	27,673,733	317,490	(19,000,000)	1,650,091	3,553,491	14,194,805	1,708,159	317,490	—
Transamerica US Growth	131,070,383	4,840,146	(53,100,000)	2,453,992	33,568,544	118,833,065	3,748,677	—	4,840,146
Total	$804,626,743	$170,452,574	$(226,189,735)	$9,019,387	$110,794,410	$868,703,379	79,960,306	$20,571,345	$13,042,438

(D)
Certain investments are measured at fair value using the net asset value per share, or its equivalent, practical expedient and have not been classified in the fair value levels. The fair value amount presented is intended to permit reconciliation to the Total Investments amount presented within the
Schedule of Investments.

(E)	Restricted security. At July 31, 2024, the total value of such securities held by the Fund is as follows:

Investments	Description	Acquisition Date	Acquisition Cost	Value	Value as Percentage of Net Assets
Investment Companies	Transamerica Global Allocation Liquidating Trust	07/31/2014	$37,318	$4,360	0.0%(A)

(F)	Rate disclosed reflects the yield at July 31, 2024.
(G)
There were no transfers in or out of Level 3 during the period ended July 31, 2024. Please reference the Investment Valuation section of the Notes to
Schedule of Investments for more information regarding investment valuation and pricing inputs.

(H)	Derivative instruments are valued at unrealized appreciation (depreciation).
PORTFOLIO ABBREVIATION(S):
STOXX	Deutsche Börse Group & SIX Group Index
TOPIX	Tokyo Price Index
Transamerica Funds

Transamerica Asset Allocation - Moderate Portfolio

NOTES TO SCHEDULE OF INVESTMENTS
At July 31, 2024
(unaudited)
INVESTMENT VALUATION
Transamerica Asset Allocation - Moderate Portfolio (the "Fund") is a series of the Transamerica Funds.
Transamerica Asset Management, Inc. (“TAM”) has been designated as the Fund's valuation designee pursuant to Rule 2a-5 under the Investment Company Act of 1940, as amended, with responsibility for fair valuation subject to oversight by the Fund's Board of Trustees. The net asset value of the Fund is computed as of the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.
TAM utilizes various methods to measure the fair value of its investments on a recurring basis. Generally Accepted Accounting Principles in the United States of America establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels ("Levels") of inputs of the fair value hierarchy are defined as follows:
Level 1—Unadjusted quoted prices in active markets for identical securities.
Level 2—Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.
Level 3—Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include TAM's own assumptions used in determining the fair value of the Fund's investments and derivative instruments.
The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using Net Asset Value (“NAV”) per share, or its equivalent, using the "practical expedient" have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Fund's investments at July 31, 2024, is disclosed within the Investment Valuation section of the Schedule of Investments.
The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.
Fair value measurements: Descriptions of the valuation techniques applied to the Fund's significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:
Exchange-traded funds ("ETF"): ETFs are stated at the last reported sale price or closing price on the day of valuation taken from the primary exchange where the ETF is principally traded. ETFs are generally categorized in Level 1 of the fair value hierarchy.
Investment companies: Certain investment companies are valued at the NAV as the practical expedient. These investment companies are not included within the fair value hierarchy. Certain other investment companies are valued at the actively traded NAV and no valuation adjustments are applied. These investment companies are categorized in Level 1 of the fair value hierarchy.
Repurchase agreements: Repurchase agreements are valued at cost, which approximates fair value. To the extent the inputs are observable and timely, the values are generally categorized in Level 2 of the fair value hierarchy.
Restricted securities: Restricted securities for which quotations are not readily available are valued at fair value. Restricted securities issued by publicly traded companies are generally valued at a discount to similar publicly traded securities. Restricted securities issued by nonpublic entities may be valued by reference to comparable public entities and/or fundamental data relating to the issuer. Depending on the relative significance of observable valuation inputs, these instruments may be classified in either Level 2 or Level 3 of the fair value hierarchy.
Transamerica Funds

Transamerica Asset Allocation - Moderate Portfolio

NOTES TO SCHEDULE OF INVESTMENTS (continued)
At July 31, 2024
(unaudited)
Derivative instruments: Centrally cleared or listed derivatives that are actively traded are valued based on quoted prices from the exchange and are categorized in Level 1 of the fair value hierarchy. Over-the-counter ("OTC") derivative contracts include forward, swap, swaption, and option contracts related to interest rates, foreign currencies, credit standing of reference entities, equity prices, or commodity prices. Depending on the product and the terms of the transaction, the fair value of the OTC derivative products are modeled taking into account the counterparties' creditworthiness and using a series of techniques, including simulation models. Many pricing models do not entail material subjectivity because the methodologies employed do not necessitate significant judgments and the pricing inputs are observed from actively quoted markets, as is the case of interest rate swap and option contracts. The majority of OTC derivative products valued by the Fund using pricing models fall into this category and are categorized within Level 2 of the fair value hierarchy or Level 3 if inputs are unobservable.
Transamerica Funds